Other financial assets and other financial liabilities	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Other financial assets and other financial liabilities

Note 17. Other financial assets and other financial liabilities

	For the year ended December 31,
(SEK in thousands)	2025	2024
Other financial assets
Deposits	2,573	12,422
	2,573	12,422
Classified as:
Non-current	2,573	12,422
Current	-	-

Other financial liabilities
Derivative instruments (warrants)	(128,381)	(1,432)
Embedded derivative (convertible debenture)	(4,603)	-
	(132,984)	(1,432)
Classified as:
Non-current	(128,381)	(1,432)
Current	(4,603)	-